Investments (Amortized Cost, Gross Unrealized Gains And Losses And Estimated Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 146,594
Gross Unrealized Gains	83
Gross Unrealized Losses	700
Estimated Fair Value	145,977
Current Investments [Member] | U.S. Government And Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	139,940	246,996
Gross Unrealized Gains	13	21
Gross Unrealized Losses	1
Estimated Fair Value	139,952	247,017
Current Investments [Member] | All Other Corporates [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,649	6,277
Gross Unrealized Gains	70	300
Gross Unrealized Losses	0	5
Estimated Fair Value	5,719	6,572
Current Investments [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	145,589	253,273
Gross Unrealized Gains	83	321
Gross Unrealized Losses	1	5
Estimated Fair Value	145,671	253,589
Current Investments [Member] | Other Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,005
Gross Unrealized Losses	699
Estimated Fair Value	306
Non-Current Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,344,373	1,791,657
Gross Unrealized Gains	711,476	1,877,646
Gross Unrealized Losses	1,956	3,064
Estimated Fair Value	2,053,893	3,666,239
Non-Current Investments [Member] | U.S. Government And Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		7,806
Gross Unrealized Losses		90
Estimated Fair Value		7,716
Non-Current Investments [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	666,801	776,934
Gross Unrealized Gains	698,157	1,866,165
Gross Unrealized Losses	299	492
Estimated Fair Value	1,364,659	2,642,607
Non-Current Investments [Member] | Common Stocks: Banks, Trusts And Insurance Companies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	22,084	16,340
Gross Unrealized Gains	28,887	32,936
Estimated Fair Value	50,971	49,276
Non-Current Investments [Member] | Common Stocks: Industrial, Miscellaneous And All Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	644,717	760,594
Gross Unrealized Gains	669,270	1,833,229
Gross Unrealized Losses	299	492
Estimated Fair Value	1,313,688	2,593,331
Non-Current Investments [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	676,577	1,014,723
Gross Unrealized Gains	13,319	11,481
Gross Unrealized Losses	1,163	2,572
Estimated Fair Value	688,733	1,023,632
Non-Current Investments [Member] | U.S. Government-Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	609,617	815,066
Gross Unrealized Gains	12,683	10,564
Gross Unrealized Losses	109	2,247
Estimated Fair Value	622,191	823,383
Non-Current Investments [Member] | Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	66,960	191,851
Gross Unrealized Gains	636	917
Gross Unrealized Losses	1,054	235
Estimated Fair Value	66,542	192,533
Non-Current Investments [Member] | Other Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	995
Gross Unrealized Losses	494
Estimated Fair Value	$ 501